Customer Trust Fund - Gross Unrealized Losses and Related Fair Value of Investment (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	$ (2.4)
Less than 12 months, Fair Value	293.6
12 months or more, Unrealized Losses	(18.1)
12 months or more, Fair Value	944.3
Total, Unrealized Losses	(20.5)
Total, Fair Value	1,237.9
U.S. Government and Agencies Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(1.0)
Less than 12 months, Fair Value	100.1
12 months or more, Unrealized Losses	(10.4)
12 months or more, Fair Value	419.1
Total, Unrealized Losses	(11.4)
Total, Fair Value	519.2
Canadian and Provincial Government Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(0.1)
Less than 12 months, Fair Value	14.5
12 months or more, Unrealized Losses	(1.3)
12 months or more, Fair Value	130.5
Total, Unrealized Losses	(1.4)
Total, Fair Value	145.0
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(1.1)
Less than 12 months, Fair Value	136.6
12 months or more, Unrealized Losses	(3.6)
12 months or more, Fair Value	204.6
Total, Unrealized Losses	(4.7)
Total, Fair Value	341.2
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(0.2)
Less than 12 months, Fair Value	40.7
12 months or more, Unrealized Losses	(2.5)
12 months or more, Fair Value	169.1
Total, Unrealized Losses	(2.7)
Total, Fair Value	209.8
Mortgage-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
12 months or more, Unrealized Losses	(0.2)
12 months or more, Fair Value	8.2
Total, Unrealized Losses	(0.2)
Total, Fair Value	8.2
Other Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Fair Value	1.7
12 months or more, Unrealized Losses	(0.1)
12 months or more, Fair Value	12.8
Total, Unrealized Losses	(0.1)
Total, Fair Value	$ 14.5